Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net earnings	$ 52,335	$ 5,747
Adjustments to reconcile net earnings to net cash provided by operations:
Depreciation and amortization	30,933	31,235
Deferred income tax expense	15,529	909
Gain on the sale of assets	(13,086)	(63,394)
Impairment and Restructuring provision	5,626	16,080
Loss from equity investment	93
401(k) match stock contribution	94	1,773
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	(33,290)	(5,326)
Inventories	90,053	142,271
Other current assets	(4,332)	(1,029)
Accounts payable, accrued expenses, and other liabilities	(13,509)	(31,071)
Income taxes	(3,129)	(79)
Net cash provided by operating activities	127,317	97,116
Cash flows from investing activities:
Additions to property, plant, and equipment	(65,686)	(37,728)
Proceeds from life insurance		343
Proceeds from the sale of assets	22,529	104,387
Net cash (used in) provided by investing activities	(43,157)	67,002
Cash flows from financing activities:
Proceeds from issuance of long-term debt	494,098	504,381
Payments of long-term debt	(542,778)	(664,108)
Payments on financing leases	(6,437)
Change in other assets	(17,125)	(33)
Purchase of treasury stock	(12,673)	(7,957)
Preferred stock dividends paid	(23)	(23)
Net cash used in financing activities	(84,938)	(167,740)
Net decrease in cash and cash equivalents	(778)	(3,622)
Cash and cash equivalents, beginning of year	11,480	15,102
Cash and cash equivalents, end of year	10,702	11,480
Supplemental disclosures of cash flow information:
Interest	10,836	15,424
Income taxes paid	573	173
Noncash transactions:
Investment in CraftAg. LLC via contribution of plant	7,975
Property, plant and equipment issued under finance and operating leases	$ 10,843	$ 4,199